Share Capital, Warrants and Other Capital - Schedule of Fair Value of Warrants Assumptions (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Market value per share price		$ 0.37	$ 2.00
Risk-free annual interest rate	[1]	0.27%	1.86%
Expected volatility	[2]	112.50%	110.02%
Expected dividend yield	[3]	0.00%	0.00%
June 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		26,666,666
Market value per share price		$ 0.52
Weighted average exercise price		$ 0.457
Risk-free annual interest rate	[4]	0.2879%
Expected volatility	[5]	123.1048%
Expected life (years)	[6]	5 years
Expected dividend yield	[3]	0.00%
June 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares		1,866,667
Market value per share price		$ 0.52
Weighted average exercise price		$ 0.5625
Risk-free annual interest rate	[4]	0.2879%
Expected volatility	[5]	123.1048%
Expected life (years)	[6]	5 years
Expected dividend yield	[3]	0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[4]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[5]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[6]	Based upon time to expiry from the reporting period date.